UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     February 03, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $506,213 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN INC                      COM              013716105     2048    50000 SH       SOLE                    50000        0        0
ALCOA INC                      COM              013817101    19221   650000 SH       SOLE                   650000        0        0
ALLIANCE GAMING CORP           COM NEW          01859P609     7812   600000 SH       SOLE                   600000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     4932   200000 SH       SOLE                   200000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100     3254   556300 SH       SOLE                   556300        0        0
BEARINGPOINT INC               COM              074002106    11818  1503600 SH       SOLE                  1503600        0        0
BED BATH & BEYOND INC          COM              075896100     7772   215000 SH       SOLE                   215000        0        0
CEMEX S A                      SPON ADR 5 ORD   151290889    17182   289600 SH       SOLE                   289600        0        0
CENVEO INC                     COM              15670S105     5756   437400 SH       SOLE                   437400        0        0
CHEMTURA CORP                  COM              163893100     1802   141900 SH       SOLE                   141900        0        0
COLD SPRING CAP INC            COM              192865103     3480   666600 SH       SOLE                   666600        0        0
COLD SPRING CAP INC            *W EXP 11/11/200 192865111      467  1333200 SH       SOLE                  1333200        0        0
COMMERCIAL METALS CO           COM              201723103     2628    70000 SH       SOLE                    70000        0        0
COMPTON PETE CORP              COM              204940100    24740  1683000 SH       SOLE                  1683000        0        0
ENCYSIVE PHARMACEUTICALS INC   COM              29256X107     1909   241900 SH       SOLE                   241900        0        0
FIRST DATA CORP                COM              319963104    16344   380000 SH       SOLE                   380000        0        0
FOREST LABS INC                COM              345838106    19730   485000 SH       SOLE                   485000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    16109   639500 SH       SOLE                   639500        0        0
GOOGLE INC                     CL A             38259P508    26012    62700 SH       SOLE                    62700        0        0
HALLIBURTON CO                 COM              406216101    18972   306200 SH       SOLE                   306200        0        0
HUMAN GENOME SCIENCES INC      COM              444903108     7019   820000 SH       SOLE                   820000        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100      618    17000 SH       SOLE                    17000        0        0
INTEROIL CORP                  COM              460951106     4460   166400 SH       SOLE                   166400        0        0
IPSCO INC                      COM              462622101    21874   263600 SH       SOLE                   263600        0        0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107    22584   328500 SH       SOLE                   328500        0        0
KKR FINL CORP                  COM              482476306     4978   207500 SH       SOLE                   207500        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    20883   272200 SH       SOLE                   272200        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    10602   190000 SH       SOLE                   190000        0        0
MIKOHN GAMING CORP             COM              59862K108      987   100000 SH       SOLE                   100000        0        0
NRG ENERGY INC                 COM NEW          629377508    12675   269000 SH       SOLE                   269000        0        0
OMNICARE INC                   COM              681904108     6466   113000 SH       SOLE                   113000        0        0
PAR PHARMACEUTICAL COS INC     COM              69888P106     9997   319000 SH       SOLE                   319000        0        0
PENN NATL GAMING INC           COM              707569109    29326   890000 SH       SOLE                   890000        0        0
PERINI CORP                    COM              713839108     9660   400000 SH       SOLE                   400000        0        0
PINNACLE ENTMT INC             COM              723456109     3459   140000 SH       SOLE                   140000        0        0
PRECISION DRILLING TR          TR UNIT          740215108    24750   750000 SH       SOLE                   750000        0        0
SEPRACOR INC                   COM              817315104     6192   120000 SH       SOLE                   120000        0        0
SIEBEL SYS INC                 COM              826170102     3467   328000 SH       SOLE                   328000        0        0
STATION CASINOS INC            COM              857689103    27113   399900 SH       SOLE                   399900        0        0
TENARIS S A                    SPONSORED ADR    88031M109     5725    50000 SH       SOLE                    50000        0        0
TEREX CORP NEW                 COM              880779103     7538   126900 SH       SOLE                   126900        0        0
TRINITY INDS INC               COM              896522109     9616   218200 SH       SOLE                   218200        0        0
TYCO INTL LTD NEW              COM              902124106     2886   100000 SH       SOLE                   100000        0        0
VAIL RESORTS INC               COM              91879Q109     1652    50000 SH       SOLE                    50000        0        0
WALTER INDS INC                COM              93317Q105    32323   650100 SH       SOLE                   650100        0        0
WELLPOINT INC                  COM              94973V107     6120    76700 SH       SOLE                    76700        0        0
WMS INDS INC                   COM              929297109     1255    50000 SH       SOLE                    50000        0        0